Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
INCOME (LOSS)
Interest income	$ 63,082	$ 6,650	$ 75,180	$ 16,754
Gain on marketable equity securities	34,024	2,404	54,823	43,407
Gain on sale of equipment (Note 5)		78,277		78,277
Foreign currency gain (loss)	(56,352)	8,085	(45,873)	16,386
Total Income	40,754	95,416	84,130	154,824
EXPENSES
Corporate general and administrative (Notes 2 and 8)	1,757,301	1,157,160	2,659,359	2,272,959
Siembra Minera Project and related costs (Note 6)		313,938	223,237	592,405
Exploration costs	8,199	15,950	16,388	39,469
Legal and accounting	449,871	231,595	848,477	553,048
Arbitration and settlement (Note 2)	32,237	33,605	50,414	113,909
Equipment holding costs	37,005	88,241	75,501	202,384
Total Expense	2,284,613	1,840,489	3,873,376	3,774,174
Net loss and comprehensive loss for the period	$ (2,243,859)	$ (1,745,073)	$ (3,789,246)	$ (3,619,350)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,433,633	99,547,710	99,414,447